Allowance for credit losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jan. 01, 2020
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 0
Cumulative effect due to adoption of new accounting standard	64,263
Current period provision for expected credit losses	33,999
Write-offs charged against the allowance	0
Allowance for credit losses at end of period	64,263
Cumulative effect due to adoption of new accounting standard
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	30,264
Cumulative effect due to adoption of new accounting standard	$ 30,264	$ 30,300